Annual Total Returns[BarChart] - Invesco Rising Dividends Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	2.39%	12.66%	27.36%	10.93%	(0.68%)	4.53%	16.76%	(6.52%)	29.56%	13.34%